UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21769
                                                    ----------------------------

                         RESTORATION OPPORTUNITIES FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           James D. Dondero, President
                         Restoration Opportunities Fund
                 Two Galleria Tower, 13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (972) 628-4100
                                                           --------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                     Date of reporting period: JUNE 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                   RESTORATION
                               OPPORTUNITIES FUND

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2005

--------------------------------------------------------------------------------
                                                  RESTORATION OPPORTUNITIES FUND

TABLE OF CONTENTS

Fund Profile ..............................................................    1

Financial Statements ......................................................    2

  Investment Portfolio ....................................................    3

  Statement of Assets and Liabilities .....................................    5

  Statement of Operations .................................................    6

  Statement of Changes in Net Assets ......................................    7

  Statement of Cash Flows .................................................    8

  Financial Highlights ....................................................    9

  Notes to Financial Statements ...........................................   10

Important Information About This Report ...................................   14

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

FUND PROFILE
--------------------------------------------------------------------------------

                                                  RESTORATION OPPORTUNITIES FUND

                                    SUMMARY

                        For the period from inception on
                         May 18, 2005 through June 30,
                            2005, the Fund's common
                             shares returned 4.20%.

                                   OBJECTIVE

                         The Fund seeks to achieve high
                         total returns while minimizing
                                    losses.

                              TOTAL NET ASSETS OF
                                 COMMON SHARES
                                (AS OF 06/30/05)

                                 $55.0 million

The information below gives you a snapshot of your Fund at the end of the reporting period. Your Fund is actively managed and the composition of its portfolio will change over time.

QUALITY BREAKDOWN AS OF 06/30/05 (%)

--------------------------------------------------------------------------------
Ba                                                                           4.0
--------------------------------------------------------------------------------
B                                                                           13.0
--------------------------------------------------------------------------------
Caa                                                                         14.4
--------------------------------------------------------------------------------
Ca                                                                          30.1
--------------------------------------------------------------------------------
NR                                                                          38.5
--------------------------------------------------------------------------------

TOP 5 SECTORS AS OF 06/30/05 (%)

--------------------------------------------------------------------------------
Telecommunications/Cellular                                                 14.9
--------------------------------------------------------------------------------
Building & Development                                                      12.3
--------------------------------------------------------------------------------
Home Furnishings                                                             9.5
--------------------------------------------------------------------------------
Health Care                                                                  8.7
--------------------------------------------------------------------------------
Utilities                                                                    6.5
--------------------------------------------------------------------------------

TOP 10 HOLDINGS AS OF 06/30/05 (%)

--------------------------------------------------------------------------------
Triton PCS, Inc.                                                            14.9
--------------------------------------------------------------------------------
Home Interiors & Gifts, Inc.                                                 9.5
--------------------------------------------------------------------------------
Trussway Industries, Inc., Term Loan                                         8.6
--------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc.                                                4.2
--------------------------------------------------------------------------------
Trussway Industries, Inc., Common Stock                                      3.7
--------------------------------------------------------------------------------
FINOVA Group, Inc. (The)                                                     3.5
--------------------------------------------------------------------------------
Mirant Corp., Revolver                                                       3.3
--------------------------------------------------------------------------------
Titan Propane LLC, Common Stock                                              3.2
--------------------------------------------------------------------------------
James River Coal Co., Common Stock                                           3.1
--------------------------------------------------------------------------------
aaiPharma, Inc.                                                              2.9
--------------------------------------------------------------------------------

Quality is calculated as a percentage of total notes and bonds. Sectors and holdings are calculated as a percentage of net assets.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2005                                     RESTORATION OPPORTUNITIES FUND

                                      A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS
               INVESTMENT PORTFOLIO   The Investment Portfolio details all of the Fund's holdings and their market value as of the last day of the reporting period. Portfolio hold-
                                      ings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

STATEMENT OF ASSETS AND LIABILITIES   This statement details the Fund's assets, liabilities, net assets and share price for Class Z Common Shares as of the last day of the reporting period. Net assets are calculated by subtracting all the
                                      Fund's liabilities (including any unpaid expenses) from the total of the
                                      Fund's investment and non-investment assets. The share price for
                                      Class Z Common Shares is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

            STATEMENT OF OPERATIONS   This statement details income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of
                                      Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results repre-
                                      sents the Fund's net increase or decrease in net assets from operations.

STATEMENTS OF CHANGES IN NET ASSETS   This statement demonstrates how the Fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvest-
                                      ments) during the reporting period. The Statements of Changes in Net
                                      Assets also details changes in the number of shares outstanding.

            STATEMENT OF CASH FLOWS   The Statement of Cash Flows reports net cash provided or used by operating, investing and financing activities and the net effect of those flows on cash and cash equivalents during the period.

               FINANCIAL HIGHLIGHTS   The Financial Highlights demonstrate how the Fund's net asset value per share was affected by the fund's operating results. The Financial
                                      Highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a per-
                                      centage of average net assets).

      NOTES TO FINANCIAL STATEMENTS   These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), fed-
                                      eral tax information, fees and compensation paid to affiliates and sig-
                                      nificant risks and contingencies.

INVESTMENT PORTFOLIO (UNAUDITED)

JUNE 30, 2005                                     RESTORATION OPPORTUNITIES FUND

        PAR/
    COMMITMENT ($)                                                    VALUE ($)
---------------------                                                -----------

CORPORATE NOTES AND BONDS - 44.0%

BUSINESS SERVICES - 2.0%
                     La Petite Academy, Inc., Series B
       1,300,000       10.00%, 05/15/08 (a)                           1,127,750
                                                                     ----------

FINANCIAL INTERMEDIARIES - 6.2%
                     FINOVA Group, Inc. (The)
       4,270,000       7.50%, 11/15/09                                1,921,500
                     PCA Finance Corp.
       1,500,000       14.00%, 06/01/09 (b)                           1,500,000
                                                                     ----------
                                                                      3,421,500
                                                                     ----------

HEALTH CARE - 8.7%
                     aaiPharma, Inc.
       3,000,000       04/01/10 (c)                                   1,590,000
                     Elan Finance PLC, Senior Notes
       1,000,000       7.75%, 11/15/11 (b)                              860,000
                     Hanger Orthopedic Group, Inc.
       2,500,000       10.38%, 02/15/09                               2,318,750
                                                                     ----------
                                                                      4,768,750
                                                                     ----------

HOME FURNISHINGS - 9.5%
                     Home Interiors & Gifts, Inc.
       8,000,000       10.13%, 06/01/08                               5,200,000
                                                                     ----------

INDUSTRIAL EQUIPMENT - 2.7%
                     Foamex L.P.
       1,750,000       13.50%, 08/15/05                               1,496,250
                                                                     ----------

TELECOMMUNICATIONS/CELLULAR - 14.9%
                     Triton PCS, Inc.
      11,500,000       8.75%, 11/15/11                                8,193,750
                                                                     ----------
                     TOTAL CORPORATE NOTES AND
                       BONDS
                       (COST $23,274,476)                            24,208,000
                                                                     ----------

VARIABLE RATE SENIOR LOAN NOTES (D) - 21.5%

AUTOMOTIVE - 2.5%
                     Grand Vehicle Works Holdings LLC
                       First Lien Term Loan
       1,496,222       7/23/10 (e)                                    1,361,562
                                                                     ----------

BUILDING & DEVELOPMENT - 8.6%
                     Trussway Industries, Inc.
       4,744,165       Term Loan, 9.33%, 08/31/05 (a) (f)             4,744,165
                                                                     ==========

        PAR/
    COMMITMENT ($)                                                    VALUE ($)
---------------------                                                -----------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

CABLE & SATELLITE TELEVISION - 2.6%
                     Knology, Inc.
                       Second Lien Term Loan,
       1,500,000       06/04/11 (a) (e)                               1,440,000
                                                                     ----------

FOOD/DRUG RETAIL - 1.7%
                     Nellson Nutraceutical, Inc.
                       Second Lien Term Loan,
       1,525,000       04/04/10 (e)                                     904,325
                                                                     ----------

LODGING & CASINOS - 2.7%
                     Resorts International Hotel and
                       Casinos, Inc.
                       Second Lien Term Loan,
       1,500,000       04/26/14 (e)                                   1,504,688
                                                                     ----------

UTILITIES - 3.4%
                     Mirant Corp.
       2,400,000       Revolver, 07/17/05 (c)                         1,836,000
                                                                     ----------
                     TOTAL VARIABLE RATE SENIOR
                       LOAN NOTES
                       (COST $11,653,400)                            11,790,740
                                                                     ----------

          SHARES
         -------

COMMON STOCKS (G) - 12.7%

BUILDING & DEVELOPMENT PRODUCTS - 3.7%
          70,329     Trussway Industries, Inc. (a) (f)                2,029,695
                                                                     ----------

NONFERROUS METALS/MINING - 3.1%
          50,000     James River Coal Co.                             1,732,500
                                                                     ----------

OIL/GAS - 2.7%
         108,000     Key Energy Services, Inc.                        1,303,560
           9,000     Trico Marine Services, Inc.                        169,200
                                                                     ----------
                                                                      1,472,760
                                                                     ----------

UTILITIES - 3.2%
          72,500     Titan Propane LLC (a)                            1,758,125
                                                                     ----------
                     TOTAL COMMON STOCKS
                       (COST $6,520,198)                              6,993,080
                                                                     ----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                3

JUNE 30, 2005                                     RESTORATION OPPORTUNITIES FUND

TOTAL INVESTMENTS - 78.2%                                            42,991,820
  (cost of $41,448,074) (h)                                          ----------

OTHER ASSETS & LIABILITIES, NET - 22.6%                              12,422,177
                                                                     ----------

TOTAL PREFERRED SHARES AT
  LIQUIDATION VALUE - (0.8)%                                           (411,000)
                                                                     ----------

NET ASSETS APPLICABLE TO COMMON
  SHAREHOLDERS - 100.0%                                              55,002,997
                                                                     ==========

----------
(a) Represents fair value as determined in good faith under the direction of the Board of Trustees.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2005, these securities amounted to $2,360,000 or 4.3% of net assets. These securities have been determined by the investment adviser to be liquid securities.

(c) The issuer is in default of certain debt covenants. Income is not being accrued. As of June 30, 2005, the value of these securities amounted to $3,426,000, which represents 6.2% of net assets.

(d) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") and (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at June 30, 2005. Senior loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(e)   Unsettled loan. Interest rate cannot be determined at this time.

(f) These securities have been determined by the Fund's investment adviser to be illiquid.

(g)   Non-income producing security.

(h)   Cost for Federal income tax purposes is $41,448,074.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                4

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

JUNE 30, 2005 (UNAUDITED)                         RESTORATION OPPORTUNITIES FUND

                                                                                                 ($)
-------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                                         41,448,074
                                                                                             ----------
  Investments, at value                                                                      42,991,820
  Cash                                                                                        5,784,581
  Receivable for:
    Fund shares sold                                                                         16,125,000
    Interest and fees                                                                           509,723
  Offering costs (Note 2)                                                                       187,874
                                                                                             ----------
      Total Assets                                                                           65,598,998

LIABILITIES:
  Payable for:
    Investments purchased                                                                     9,627,039
    Accumulated undeclared distributions to Preferred Shareholders (Note 2)                       3,959
    Investment management fee (Note 4)                                                           64,663
    Carried interest fee (Note 4)                                                               223,298
    Legal fees                                                                                   35,624
    Offering costs (Note 2)                                                                     213,626
  Accrued expenses and other liabilities                                                         16,792
                                                                                             ----------
      Total Liabilities                                                                      10,185,001

Series P Preferred Shares ($1,000 net asset and liquidation value per share subject to an
aggregate of 411 shares issued and outstanding) liquidation value                               411,000
                                                                                             ----------

NET ASSETS APPLICABLE TO COMMON SHARES                                                       55,002,997
                                                                                             ==========

COMPOSITION OF NET ASSETS
  Par value of common shares (Note 1)                                                             5,281
  Paid-in capital in excess of par value of common shares                                    53,744,719
  Undistributed net investment income                                                             8,806
  Accumulated net realized loss                                                                (299,555)
  Net unrealized appreciation on investments                                                  1,543,746
                                                                                             ----------
NET ASSETS APPLICABLE TO COMMON SHARES, AT VALUE                                             55,002,997
                                                                                             ==========

CLASS Z COMMON SHARES
  Net assets                                                                                 55,002,997
  Shares outstanding                                                                          5,280,725
  Net asset value, offering and redemption price per share
    Net assets/Shares outstanding; unlimited shares authorized                                    10.42


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.       5

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED) (A)
                                                  RESTORATION OPPORTUNITIES FUND

                                                                         ($)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                                              401,317
                                                                     ----------
      Total Investment Income                                           401,317

EXPENSES
  Investment management fee (Note 4)                                     64,663
  Carried interest fees (Note 4)                                        223,298
  Administration and accounting services fee                              5,632
  Transfer agent fee                                                      1,379
  Legal fees                                                             49,177
  Trustees' fees (Note 4)                                                 7,253
  Custody fee                                                               608
  Offering costs (Note 2)                                                25,752
  Other expenses                                                         10,790
                                                                     ----------
      Net Expenses                                                      388,552
                                                                     ----------
  Net Investment Income                                                  12,765

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized loss on investments                                     (299,555)
  Net change in unrealized appreciation on investments                1,543,746
                                                                     ----------
  Net Gain on Investments                                             1,244,191

UNDECLARED DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
  From net investment income                                             (3,959)
                                                                     ----------
  Net Increase in Net Assets, applicable to Common Shareholders       1,252,997
                                                                     ==========

----------
(a) Restoration Opportunities Fund commenced investment operations on May 18, 2005.


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.       6

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  RESTORATION OPPORTUNITIES FUND

--------------------------------------------------------------------------------

                                                                                  PERIOD ENDED
                                                                                  JUNE 30, 2005
                                                                                UNAUDITED ($) (A)
                                                                                -----------------
INCREASE IN NET ASSETS:

OPERATIONS
Net investment income                                                                   12,765
Net realized loss on investments                                                      (299,555)
Net change in unrealized appreciation on investments                                 1,543,746
Undeclared distributions to Preferred Shareholders from net investment income           (3,959)
                                                                                   -----------
  Net Increase from Operations                                                       1,252,997

SHARE TRANSACTIONS FROM COMMON SHARES
Class Z:
  Subscriptions                                                                     53,750,000
                                                                                   -----------
  Net Increase in Share Transactions from Common Shares                             53,750,000
                                                                                   -----------
  Total Increase in Net Assets from Common Shares                                   55,002,997

NET ASSETS APPLICABLE TO COMMON SHARES
Beginning of period                                                                         --
End of period (including undistributed net investment income of $8,806)             55,002,997
                                                                                   ===========

CHANGE IN COMMON SHARES
Class Z
  Subscriptions                                                                      5,280,725
                                                                                   -----------
  Net Increase in Common Shares                                                      5,280,725

----------
(a) Restoration Opportunities Fund commenced investment operations on May 18, 2005.


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.       7

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)    RESTORATION OPPORTUNITIES FUND

                                                                                                  ($)
--------------------------------------------------------------------------------------------------------
INCREASE IN CASH

CASH FLOWS USED FOR OPERATING ACTIVITIES
  Net investment income                                                                           12,765

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH USED FOR OPERATING ACTIVITIES
  Purchase of investments securities                                                         (41,361,448)
  Proceeds from disposition of investment securities                                              38,221
  Increase in interest and fees receivable                                                      (509,723)
  Increase in other assets                                                                      (187,874)
  Increase in payable for accrued expenses                                                       287,961
  Net amortization of premium (discount)                                                        (124,847)
  Increase in realized loss for investments                                                     (299,555)
  Increase in payable for investments purchased                                                9,627,039
  Increase in payable for undeclared distributions to Preferred Shareholders                       3,959
  Increase in other liabilities                                                                  266,042
                                                                                             -----------
      Net cash flow from operating activities                                                (32,247,460)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
  Proceeds from shares sold                                                                   37,625,000
  Proceeds from Preferred shares sold                                                            411,000
  Undeclared distributions to Preferred Shareholders                                              (3,959)
                                                                                             -----------
      Net cash flow provided by financing activities                                          38,032,041
                                                                                             -----------
      Net increase in cash                                                                     5,784,581

CASH
  Cash at beginning of the period                                                                     --
  Cash at end of the period                                                                    5,784,581
                                                                                             ===========


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.       8

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  RESTORATION OPPORTUNITIES FUND

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

                                                                          PERIOD ENDED
                                                                        JUNE 30, 2005 (A)
CLASS Z SHARES PER SHARE OPERATING PERFORMANCE:                            (UNAUDITED)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $  10.00
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                             --(b)
Net realized and unrealized gain allocated on investments                       0.42
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
Dividends from net investment income to Preferred Shareholders                    --
                                                                            --------
Total from Investment Operations, applicable to Common Shareholders             0.42
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                        --
From net realized gains                                                           --
                                                                            --------
Total Distributions Declared to Common Shareholders                               --
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                              $  10.42
Total return (c)                                                                4.20%(d)
-------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

COMMON SHARE INFORMATION AT PERIOD END:
Net assets, end of period (000's)                                           $ 55,030
Ratios based on net assets of Common shares
  Net expenses                                                                  1.25%(d)
  Net investment income                                                         0.04%(d)

COMMON AND PREFERRED SHARE INFORMATION AT PERIOD END:
Ratios based on net assets of Common and Preferred shares
  Net expenses                                                                  1.23%(d)
  Net investment income                                                         0.04%(d)
Portfolio Turnover                                                              0.00%(d)(e)

PREFERRED SHARE INFORMATION AT PERIOD END:
Aggregate amount outstanding, end of period (000's)                         $    411
Asset Coverage per share ($)                                                $134,892(f)

----------
(a) Restoration Opportunities Fund commenced investment operations on May 18, 2005.

(b)   Represents less than $0.005 per share.

(c)   Total return at net asset value assuming all distributions reinvested.

(d)   Not annualized.

(e)   Represents less than 0.005%.

(f) Asset coverage per share equals net assets of common shares plus the redemption value of the Preferred shares divided by the total number of Preferred shares outstanding at the end of the period.


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.       9

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2005                                     Restoration Opportunities Fund

NOTE 1. ORGANIZATION

Restoration Opportunities Fund (the "Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a nondiversified, closed-end management investment company.

INVESTMENT GOAL

The Fund seeks to achieve high total returns, while minimizing losses.

COMMON SHARES

The Fund may issue an unlimited number of Common Shares, par value $0.001 per share. The Common Shares will continuously offer a single class, Class Z.

PREFERRED SHARES

The Fund is authorized to issue up to 5,000 shares of Series P Preferred Shares ("Series P Shares"). Series P Shares pay cumulative preferential dividends of approximately 8% per year and be preferred as to liquidation value over the Common Shares. The purchase price for each Series P Shares is $1,000. The Series P Shares have a liquidation preference equal to $1,000 (the "Liquidation Preference") plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. On or after the fifth anniversary of the commencement of the Fund's operations, holders of Series P Shares have the right, on not less than 90 days prior written notice to the Fund, to sell such Series P Shares to the Fund at an amount equal to the Liquidation Preference. The Fund will not issue Series P Shares unless immediately thereafter the Series P Shares have asset coverage of at least 200%.

The Fund is also authorized to issue one share of Series S Preferred Shares ("Special Share"). The Special Share will have a liquidation preference equal to $1,000 plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time after the termination for any or no reason of the Investment Management Agreement in accordance with the provisions thereof in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. The Fund will not issue Series P Shares or a Special Share ("Preferred Shares") unless immediately thereafter the Preferred Shares have an asset coverage of at least 200%. As of June 30, 2005, Special Share had not been issued.

The Preferred Shares are senior to and have certain class-specific preferences over the Common Shares. Under the 1940 Act, the Preferred Shares must have the right to elect at least two trustees at all times and a majority of the trustees in the event of serious dividend arrearages. Preferred Shares also have certain class voting rights under the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

FUND VALUATION

The net asset value of the Fund's Common Shares is calculated as of the last business day of each month, in connection with each issuance of common shares by the Fund, as of each distribution date (after giving effect to the relevant declaration) and on such other dates as determined by the Investment Manager or the Board of Trustees, in accordance with the valuation policies and guidelines approved from time to time by the Board of Trustees. The net asset value is calculated by dividing the value of the Fund's net assets attributable to Common Shares by the numbers of Common Shares outstanding. The value of the Fund's net assets available to Common Shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, and (ii) the aggregate liquidation value of its Preferred Shares.

SECURITY VALUATION

The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2005                                     Restoration Opportunities Fund

will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures approved by the Fund's Board of Trustees. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY

Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

INCOME RECOGNITION

Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are distributed each year based on the criteria set forth. Holders of Series P Shares are entitled to receive cumulative dividends in the amount of 8% per year of $1,000 for each Series P Share owned. Dividends to holders of Common Shares will consist of all net investment income remaining after the payment of dividends on the Series P Shares. Capital gain dividends, deemed capital gain dividends, ordinary income dividends will be allocated between the holders of Common Shares and Series P Shares in proportion to the total dividends paid during the taxable year. The Fund will not declare or pay any dividend with respect to Common Shares unless the Preferred Shares have asset coverage of at least 200% after deducting the amount of the dividend.

OFFERING COSTS

Certain costs incurred in connection with the Fund offering have been capitalized and are being amortized on a straight-line basis over one year, beginning on the commencement of the Fund.

STATEMENT OF CASH FLOWS

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Fund's Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2005                                     Restoration Opportunities Fund

--------------------------------------------------------------------------------
Unrealized appreciation                                             $ 1,910,291
Unrealized depreciation                                                (366,545)
                                                                    -----------
  Net unrealized appreciation                                       $ 1,543,746
--------------------------------------------------------------------------------

NOTE 4. INVESTMENT MANAGEMENT, CARRIED INTEREST, TRUSTEE, AND OTHER FEES

INVESTMENT MANAGEMENT FEE

Highland Capital Management, L.P. ("Investment Manager") is the investment manager to the Fund and receives an investment manager fee of 1.5% per year, calculated and paid quarterly in arrears, of the aggregate Net Asset Value of the Fund ("Net Asset Value"). Net Asset Value shall mean the market value of all liquid securities at he time of valuation and the cost of any illiquid assets at the time of valuation. Assets are considered "illiquid" if the Investment Manager reasonably determines, in accordance with procedures adopted by the Board, that (i) reliable market quotations are not readily available for such security, or (ii) although reliable quotations are readily available, the majority of such securities held by accounts managed by the Investment Manager could not be sold or disposed of in the ordinary course of business within fourteen trading days at approximately the price at which the security is valued by the Fund without significantly depressing the level of such market quotations. The limitation in (ii) above is not applicable if the inability to dispose of a majority of such securities within such period is due to the Investment Manager's being an affiliate of the issuer on behalf of the Investment Manager's clients or possess inside information regarding such issuer.

CARRIED INTEREST FEE

The Carried Interest is paid as a fee pursuant to the Investment Management Agreement. The Carried Interest is an amount accrued monthly and payable annually, as of December 31 of each year, to Highland based on 20% of the Fund's realized and unrealized cumulative total return on assets attributable to the Common Shares and Special Share. If there is a positive return through any interim month in excess of the high watermark described below, the Fund will accrue an appropriate amount in respect of the earned Credit Interest potentially payable at the end of the year. If there is a negative return in any calendar year, no Carried Interest will be paid until the negative return (as a percentage of average net assets attributable to the Common Shares and the Special Share, or, if less, as a percentage of such net assets at the time such negative return is experienced) has been recovered in full ("High Watermark Provision"). For purposes of all Carried Interest calculation, illiquid assets, as defined for purposes of the Management Fee, is valued at the lesser of cost or fair market value, as determined by the Investment Manager in good faith.

FEES PAID TO TRUSTEES

The Fund pays no compensation to its Trustee who is an interested person of the Fund and an employee of the Investment Manager. The Fund pays each Trustee, who is not an interested person (as defined in the 1940 Act) of the Fund, an annual retainer of $10,000 per year for services provided as a Trustee of the Fund.

NOTE 5. PORTFOLIO INFORMATION

For the period ended June 30, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $41,361,448 and $38,221, respectively.

NOTE 6. PERIODIC REPURCHASE OFFERS

Commencing approximately one year after the Common Shares are first issued, the Fund intends to make quarterly repurchases at NAV of up to 20% of the outstanding Common Shares that have been held for at least twelve months ("Repurchase Offers").

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund may invest its assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans") the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry.

At June 30, 2005, there were no Senior Loans purchased by the Fund on a participation basis.

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2005                                     Restoration Opportunities Fund

NOTE 8. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS

The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund's portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.

NON-PAYMENT RISK

Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

CREDIT RISK

Investments rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.

ILLIQUIDITY OF INVESTMENTS

The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Manager's assessment of their value or the amount paid for by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale of the Fund and other factors. Furthermore, the nature of the Fund's investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

TROUBLED, DISTRESSED OR BANKRUPT COMPANIES

The Fund invests in companies that are troubled, in distress, or bankrupt. As such, they are subject to a multitude of legal, industry, market, environment and governmental forces that make analysis of these companies inherently risky. Further, the Investment Manager relies on company management, outside experts, market participants, and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

CARRIED INTEREST RISK

The Carried Interest may create an incentive for the Investment Manager or its Affiliates to make investments that are risky or more speculative than would otherwise be the case. The way in which the amount of the Carried interest is determined may encourage the Investment Manager to use leverage to increase the return on the Fund's investments. If the Investment Manager acquires poorly performing assets with such leverage, the loss to the Fund could be substantial. Finally, because a portion of the Carried interest is likely to reflect interest and dividend income and is calculated on an accrual basis regardless of whether the Fund has received a cash payment, the Investment Manager might have an incentive to invest in zero coupon or deferred interest securities in circumstances where it would not have done so but for the opportunity to continue to earn Carried Interest even when the issuer would not be able to make cash payments on such securities.

FOREIGN SECURITIES

Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Company are maintained) and the various foreign currencies in which the Company's portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.

ADDITIONAL INFORMATION (unaudited)

June 30, 2005                              Highland Corporate Opportunities Fund

APPROVAL OF INVESTMENT ADVISORY CONTRACT

At a meeting of the Fund's Board of Trustees held on April 26, 2005, the Board approved an investment management agreement with Highland Capital Management, L.P. ("Highland"). The Board members who are not "interested persons" (as defined in the 1940 Act (the "Independent Trustees")) of the Fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Highland.

NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED. The Board considered the nature, quality and extent of the advisory services to be provided by Highland. The Board considered the investment approach employed by Highland, Highland's research capabilities, the nature of Highland's experience and resources, the experience of relevant Highland personnel, and Highland's resources, practices and procedures designed to address regulatory compliance matters.

INVESTMENT PERFORMANCE. The Board reviewed the performance of other investment companies with similar investment styles to the Fund.

EXPENSE INFORMATION, PROFITABILITY AND ECONOMIES OF SCALE. To assist in evaluating the reasonableness of the fees to be paid to Highland, the Board reviewed a comparison of the fees payable under the investment management agreement to fees paid under investment advisory agreements to investment advisers serving other investment companies with similar investment programs to the Fund. The Board also considered so-called "fallout benefits" to Highland, such as any incremental increase to its reputation derived from serving as investment adviser to the Fund. The Board also considered information regarding the fees paid by certain similar registered and private funds managed by Highland, and discussed with Highland why Highland believed that any differences in fees charged were appropriate.

The Board considered the expense ratios of other investment companies with similar investment styles. In addition, the Board considered the effective fees under the investment advisory agreement as a percentage of assets at different Fund asset levels, and possible economies of scale with respect to the management of the Fund. In this regard, the Board considered the Fund's foreseeable asset levels and information related to Highland's estimated costs.

OTHER CONSIDERATIONS. The Board also considered the terms of the investment management agreement, including the standard of care applicable to Highland, and the structure of, and the method used to determine, the compensation of Highland's portfolio managers.

CONCLUSIONS. Based on these considerations and following deliberation, the Board reached the following conclusions and determined to approve the investment management agreement:

      o Highland has sufficient resources to fulfill its duties under the investment management agreement.

      o The scope and quality of services provided under the current investment management agreement is consistent with the Fund's operational requirements.

      o The advisory fees paid to Highland under the current investment management agreement are reasonable in light of the services that Highland provides, its costs and reasonably foreseeable Fund asset levels.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
877.665.1287

INVESTMENT ADVISER

Highland Capital Management, L.P.
13455 Noel Rd. Suite 1300
Dallas, TX 75240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 and additional reports will be sent to you.

This report has been prepared for shareholders of Restoration Opportunity Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund's proxy voting record for the most recent 12-month period ended June 30, are available
(i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, beginning with the fiscal quarter ending September 30, 2005. The Fund's Forms N-Q will be available on the Commission's website at http:/www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

RESTORATION OPPORTUNITIES FUND                 Semi-Annual Report, June 30, 2005

                                                                      ROSAR 0805

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE   OF  PROXY   VOTING  POLICIES  AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) RESTORATION OPPORTUNITIES FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              AUGUST 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              AUGUST 25, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date              AUGUST 25, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.